Trade Receivables - Net (Details) - Schedule of allowance for doubtful accounts - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 224,569	$ 233,355
Provisions	25,163	22,247
Cancellation	(834)
Account recoveries		(2,708)
Translations effects	(22,466)	(28,325)
Balance at end of year	$ 226,432	$ 224,569